Investment In Navios Europe I and Navios Europe II (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2017 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Proceeds from long-term debt	$ 449,420	$ 29,000
Debt Instrument Unamortized Discount	12,611		$ 1,471
Long- term debt	475,017	555,007
Investment in affiliates	1,192	1,340	1,257
Portion of the carrying balance of related party loan	$ 11,403		2,422
Navios Europe I
Ownership percentage	5.00%							5.00%
Number of vessels acquired							10
Navios Europe II
Ownership percentage	5.00%					5.00%
Number of vessels acquired				14
Cash purchase price				$ 145,550
Senior Loans II | Navios Europe II
Proceeds from long-term debt				131,550
Debt Instrument Unamortized Discount				3,375
Junior Loan II | Navios Europe II
Debt instrument face amount						$ 182,150
Debt instrument fair value						$ 99,147
Navios Holdings | Navios Europe I
Ownership percentage								47.50%
Navios Holdings | Navios Europe II
Ownership percentage						47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity							$ 24,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity						$ 43,500
Increase in available amount of loan facility					$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I | Navios Europe I
Long- term debt	$ 10,000						$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt				$ 14,000
Navios Acquisitions | Navios Europe I
Ownership percentage								47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage						47.50%
Navios Europe I
Estimated maximum potential loss	1,689		1,390
Investment in affiliates	639		640
Investment income / (loss)	(1)	27
Navios Europe I | Navios Revolving Loans I
Portion of the carrying balance of related party loan	1,050		750
Navios Europe I | Navios Term Loans I
Investment in affiliates	500
Navios Europe II
Estimated maximum potential loss	10,322		1,837
Investment in affiliates	552		616
Investment income / (loss)	(63)	$ (3)
Navios Europe II | Navios Revolvings Loans II
Portion of the carrying balance of related party loan	9,770		$ 1,221
Navios Europe II | Navios Term Loans II
Investment in affiliates	$ 700